SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 10, 2026 USD ($)	Mar. 31, 2026 USD ($) shares	Nov. 27, 2025 USD ($)	Feb. 25, 2026 USD ($)	Feb. 10, 2026 Shares ₪ / shares shares	Feb. 10, 2026 Shares $ / shares shares	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2024 ₪ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares purchased							8,718,193	6,514,589
Ordinary shares per share | ₪ / shares							₪ 0.2	₪ 0.2
Lavie Bio Ltd
Disclosure of non-adjusting events after reporting period [line items]
Aggregate dividend payable | $			$ 4,250
Amount of dividend received | $			$ 2,928
Subsequent Events [Member] | Lavie Bio Ltd
Disclosure of non-adjusting events after reporting period [line items]
Aggregate dividend payable | $				$ 2,700
Inducement Letter Agreement [Member] | Subsequent Events [Member] | Warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Existing warrants | Shares					3,384,616	3,384,616
Number of shares purchased					3,384,616	3,384,616
Ordinary shares per share | ₪ / shares					₪ 0.2
Number of underlying ordinary shares purchased					3,384,616	3,384,616
Reduced exercise price | $ / shares						$ 1
Inducement Letter Agreement [Member] | Subsequent Events [Member] | New Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares purchased					5,076,924	5,076,924
Aggregate gross proceeds of exercise of warrants | $	$ 3,385
New ordinary share purchase warrants					5,076,924	5,076,924
Series A Ordinary Warrant [Member] | Inducement Letter Agreement [Member] | Subsequent Events [Member] | Warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Existing warrants | Shares					1,692,308	1,692,308
Number of shares purchased					1,692,308	1,692,308
Exercise term	5 years
Ordinary shares per share | $ / shares						$ 3.55
Series B Ordinary Warrant [Member] | Inducement Letter Agreement [Member] | Subsequent Events [Member] | Warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Existing warrants | Shares					1,692,308	1,692,308
Number of shares purchased					1,692,308	1,692,308
Exercise term	18 months
Ordinary shares per share | $ / shares						$ 3.55
Series Pre-Seed A1 Preferred Share [Member] | Purchase Agreement [Member] | Subsequent Events [Member] | Finally Foods [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate investment | $		$ 570
Number of shares purchased		148,199
Decreased in holding		32.00%